Common Stock (Details) In Millions, unless otherwise specified	12 Months Ended
Sep. 30, 2012
Equity, Class of Treasury Stock [Line Items]
Shares of common stock reserved for issuance under stock-based compensation plans	50
Common shares repurchased	16.4
Treasury shares re-issued	1.6